COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
2014	$ 6,386
2015	6,310
2016	6,614
2017	6,361
2018 and on	42,346
Total minimum lease payments	$ 68,017	[1]

[1]	Minimum payments have been reduced by minimum sublease rental of $ 1,297 due in the future under non-cancelable subleases.